Goodwill and Intangible Assets (Details) - Schedule of Carrying Amount of Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Goodwill Beginning Balance	$ 7,614,553	$ 1,610,843
Acquisitions	533,037	6,003,710
Goodwill Ending Balance	$ 8,147,590	$ 7,614,553